Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 50% Portfolio

March 31, 2021

VF50-QTLY-0521
1.847119.114

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.7%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	4,082,233	$34,862,272
Fidelity Contrafund (a)	2,323,894	39,041,423
Fidelity Emerging Asia Fund (a)	371,310	25,297,384
Fidelity Emerging Markets Discovery Fund (a)	1,603,219	27,944,113
Fidelity Emerging Markets Fund (a)	1,901,705	88,486,332
Fidelity Equity-Income Fund (a)	1,616,802	108,277,217
Fidelity Europe Fund (a)	794,715	34,840,311
Fidelity Global Commodity Stock Fund (a)	6,665,645	100,384,613
Fidelity International Capital Appreciation Fund (a)	2,710,271	74,911,879
Fidelity International Discovery Fund (a)	1,431,023	78,434,398
Fidelity International Enhanced Index Fund (a)	6,141,650	66,268,400
Fidelity International Small Cap Fund (a)	1,237,433	40,686,808
Fidelity International Small Cap Opportunities Fund (a)	1,704,851	41,820,006
Fidelity International Value Fund (a)	5,792,158	52,592,791
Fidelity Japan Fund (a)	2,001,944	40,339,165
Fidelity Japan Smaller Companies Fund (a)	2,498,926	44,230,995
Fidelity Large Cap Value Enhanced Index Fund (a)	3,574,718	56,730,779
Fidelity Low-Priced Stock Fund (a)	2,828,891	156,579,143
Fidelity Overseas Fund (a)	5,614,537	339,454,905
Fidelity Pacific Basin Fund (a)	804,170	35,817,743
Fidelity Real Estate Investment Portfolio (a)	1,443,047	61,286,191
Fidelity Stock Selector All Cap Fund (a)	30,894,071	1,865,075,093
Fidelity U.S. Low Volatility Equity Fund (a)	9,631,050	105,556,303
Fidelity Value Discovery Fund (a)	1,796,102	64,084,913
TOTAL EQUITY FUNDS
(Cost $2,674,035,353)		3,583,003,177

Fixed-Income Funds - 37.7%
Fidelity High Income Fund (a)	7,676,763	66,404,002
Fidelity Inflation-Protected Bond Index Fund (a)	22,602,574	245,689,977
Fidelity Long-Term Treasury Bond Index Fund (a)	9,040,564	124,217,349
Fidelity New Markets Income Fund (a)	3,223,146	46,123,216
Fidelity U.S. Bond Index Fund (a)	142,428,078	1,703,439,814
TOTAL FIXED-INCOME FUNDS
(Cost $2,103,322,643)		2,185,874,358

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.06% (b)
(Cost $14,851,966)	14,848,996	14,851,966
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.09% 4/15/21 to 6/24/21 (c)
(Cost $22,968,899)	22,970,000	22,969,466
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,815,178,861)		5,806,698,967
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,782,447)
NET ASSETS - 100%		$5,803,916,520

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	113	June 2021	$7,472,125	$(62,148)	$(62,148)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,023	June 2021	401,302,510	(3,492,892)	(3,492,892)
ICE E-mini MSCI EAFE Index Contracts (United States)	43	June 2021	4,712,800	22,844	22,844
TOTAL SOLD					(3,470,048)
TOTAL FUTURES CONTRACTS					$(3,532,196)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 7.0%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,969,466.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,906
Total	$3,906

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$9,827,572	$23,650,404	$--	$--	$--	$1,384,296	$34,862,272
Fidelity Contrafund	63,796,183	1,740,648	26,665,958	1,508,090	5,425,277	(5,254,727)	39,041,423
Fidelity Emerging Asia Fund	23,887,425	4,062,784	2,690,942	--	174,335	(136,218)	25,297,384
Fidelity Emerging Markets Discovery Fund	25,622,350	4,388,890	3,074,108	--	76,130	930,851	27,944,113
Fidelity Emerging Markets Fund	83,077,667	14,239,125	10,720,236	--	409,367	1,480,409	88,486,332
Fidelity Equity-Income Fund	126,290,103	2,327,348	29,202,190	1,603,449	2,009,501	6,852,455	108,277,217
Fidelity Europe Fund	36,284,732	187,332	2,862,149	--	326,161	904,235	34,840,311
Fidelity Global Commodity Stock Fund	69,576,030	24,366,085	3,250,763	--	20,185	9,673,076	100,384,613
Fidelity Gold Portfolio	41,188,768	83,061	36,498,060	--	4,233,826	(9,007,595)	--
Fidelity High Income Fund	67,904,879	1,067,204	1,876,737	690,308	68,860	(760,204)	66,404,002
Fidelity Inflation-Protected Bond Index Fund	254,867,888	1,419,658	6,734,993	9,078	209,570	(4,072,146)	245,689,977
Fidelity International Capital Appreciation Fund	80,952,896	423,901	6,490,201	--	554,214	(528,931)	74,911,879
Fidelity International Discovery Fund	81,875,089	423,903	6,556,956	--	585,720	2,106,642	78,434,398
Fidelity International Enhanced Index Fund	68,045,850	375,483	5,505,057	--	204,475	3,147,649	66,268,400
Fidelity International Small Cap Fund	40,807,848	211,593	3,249,794	--	736,077	2,181,084	40,686,808
Fidelity International Small Cap Opportunities Fund	41,787,756	218,212	--	--	--	(185,962)	41,820,006
Fidelity International Value Fund	52,858,965	282,045	4,229,999	--	(74,245)	3,756,025	52,592,791
Fidelity Japan Fund	54,555,995	457,847	15,293,274	--	4,452,803	(3,834,206)	40,339,165
Fidelity Japan Smaller Companies Fund	57,913,782	--	13,565,064	--	1,990,704	(2,108,427)	44,230,995
Fidelity Large Cap Value Enhanced Index Fund	51,759,725	381,834	1,910,394	--	112,944	6,386,670	56,730,779
Fidelity Long-Term Treasury Bond Index Fund	82,533,756	61,825,863	3,308,504	615,598	(189,547)	(16,644,219)	124,217,349
Fidelity Low-Priced Stock Fund	140,911,503	872,214	4,388,663	--	(117,902)	19,301,991	156,579,143
Fidelity New Markets Income Fund	49,383,047	891,310	1,597,355	558,494	(110,475)	(2,443,311)	46,123,216
Fidelity Overseas Fund	360,268,240	1,973,882	28,849,801	--	2,780,666	3,281,918	339,454,905
Fidelity Pacific Basin Fund	37,980,011	187,333	3,067,122	--	297,858	419,663	35,817,743
Fidelity Real Estate Investment Portfolio	7,585,166	51,689,345	773,440	1,447	6,278	2,778,842	61,286,191
Fidelity Stock Selector All Cap Fund	1,787,577,149	8,050,426	40,622,591	--	1,147,590	108,922,519	1,865,075,093
Fidelity U.S. Bond Index Fund	1,799,500,995	67,527,845	94,324,973	8,065,488	(1,141,522)	(68,122,531)	1,703,439,814
Fidelity U.S. Low Volatility Equity Fund	105,367,825	520,641	2,547,785	--	234,543	1,981,079	105,556,303
Fidelity Value Discovery Fund	59,258,536	381,835	1,910,394	--	256,587	6,098,349	64,084,913
Total	$5,763,247,731	$274,228,051	$361,767,503	$13,051,952	$24,679,980	$68,489,276	$5,768,877,535

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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